Document And Entity Information	12 Months Ended
Dec. 31, 2013
Document Information [Line Items]
Entity Registrant Name	NEW CENTURY BANCORP INC
Entity Central Index Key	0001263762
Entity Filer Category	Smaller Reporting Company
Document Type	S-4
Amendment Flag	false
Document Period End Date	Dec. 31, 2013